SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS	12 Months Ended
Jun. 30, 2021
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS

17.  SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS

During the year ended June 30, 2021, 2020 and 2019, the transactions between the Group and related parties, and the related balances owed by and to them, are as follows:

		Amount of the transactions of the year ended
Party	Transaction type	06/30/2021	06/30/2020	06/30/2019
Joint ventures and associates	Sales and services	9,404,716	6,139,155	4,913,254
Joint ventures and associates	Purchases of goods and services	(23,395,323)	(21,634,936)	(17,542,637)
Joint ventures and associates	Equity contributions	3,033,582	250,000	517,736
Joint ventures and associates	Net loans granted	—	—	(6,964,101)
Key management personnel	Salaries, social security benefits and other benefits	(3,376,292)	(5,333,469)	(3,940,185)
Key management personnel	Net loans cancelled	664,398	—	599,984
Key management personnel	Interest gain	9,782	44,619	20,106
Shareholders and other related parties	Sales of goods and services	572,110	1,871,613	640,095
Shareholders and other related parties	Purchases of goods and services	(3,092,506)	(1,881,013)	(1,433,127)
Shareholders and other related parties	In-kind contributions	714,359	476,292	463,511
Parents companies and related parties to Parents (Note 7.5)	Interest expenses	(1,219,776)	(1,861,774)	(1,386,288)
Parents companies and related parties to Parents (Note 7.5)	Net loans cancelled	(101,241)	—	—
Parent company	Purchases of goods and services	—	(92)	(120,095)
Parent company	Equity contributions	—	—	(14,558,347)
Total		(16,786,191)	(21,929,605)	(38,790,094)

		Amounts receivable from related parties
Party	Transaction type	06/30/2021	06/30/2020	06/30/2019
Parent company	Trade debtors	—	—	440,268
Parents companies and related parties to Parents	Other receivables	770,549	102,069	—
Shareholders and other related parties	Trade debtors	—	1,090,004	467,743
Shareholders and other related parties	Allowance for impairment	—	(768)	(75,596)
Other receivables - Other related parties	Other receivables	134,172	83,839	10,971
Joint ventures and associates	Trade debtors	221,048	120,992	2,369
Joint ventures and associates	Other receivables	2,219,863	1,562,340	250,783
Total		3,345,632	2,958,476	1,096,538

		Amounts payable to related parties
Party	Transaction type	06/30/2021	06/30/2020	06/30/2019
Parent company	Trade creditors	(193,718)	(2,210,308)	(1,568,036)
Parents companies and related parties to Parents	Net loans payables	(9,578,921)	(12,389,521)	(17,757,907)
Key management personnel	Salaries, social security benefits and other benefits	(2,338,727)	(2,084,088)	(2,312,253)
Shareholders and other related parties	Trade and other payables	(52,864)	(1,031,710)	(1,796,932)
Joint ventures and associates	Trade creditors	(17,669,027)	(14,409,853)	(4,805,149)
Total		(29,833,257)	(32,125,480)	(28,240,277)